Accounts receivable (Details) - Schedule of analysis of accounts receivable is as follows - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable (Details) - Schedule of analysis of accounts receivable is as follows [Line Items]
Analysis of accounts receivable	$ 15,523,390	$ 36,308,109
Not past due [Member]
Accounts receivable (Details) - Schedule of analysis of accounts receivable is as follows [Line Items]
Analysis of accounts receivable	11,022,374	29,794,677
Up to 180 days [Member]
Accounts receivable (Details) - Schedule of analysis of accounts receivable is as follows [Line Items]
Analysis of accounts receivable	4,091,598	5,049,007
181 to 365 days [Member]
Accounts receivable (Details) - Schedule of analysis of accounts receivable is as follows [Line Items]
Analysis of accounts receivable	409,418	167,750
Over 366 days [Member]
Accounts receivable (Details) - Schedule of analysis of accounts receivable is as follows [Line Items]
Analysis of accounts receivable		$ 1,296,675